SEGMENT INFORMATION (Tables)	6 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT INFORMATION
	As of September 30, and for the six months ended September 30,
Item	2025	2024
Revenue	$634,222	$125,591
Cost of revenue	430,065	89,740
Gross profit	204,157	35,851
Operating expenses	3,638,823	188,796
Segment operating loss	(3,434,666)	(152,945)
Segment other income (expense)	2,214	(39,917)
Segment assets	16,937,744	501,547